RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Related Party Transactions

The following tables show certain related party transactions between INSW and OSG:

For the year ended December 31,	2017	2016	2015
Corporate overhead allocations from OSG
General and administrative	$-	$21,486	$36,792
Depreciation	-	517	730
Separation and transition costs	-	6,569	-
Reorganization items, net	-	131	5,659
Total corporate overhead allocations from OSG	$-	$28,703	$43,181

Parent Company [Member]
Schedule of Related Party Transactions

The financial statements of the Parent included related party transactions as presented in the tables below:

	For the year ended December 31,
	2017	2016	2015
Equity in income/(loss) of affiliated companies
ISOC (1)	$(89,851)	$43,325	$252,236
Other Subsidiaries	(327)	(977)	(8,529)
LNG Joint Venture	14,388	11,265	11,188
TI LLC Joint Venture (2)	-	(27)	114
	$(75,790)	$53,586	$255,009

(1)

ISOC was formed on August 19, 2016. On November 30, 2016, pursuant to the Contribution Agreement entered into between the Parent and ISOC, the Parent contributed its ownership interests in all of its vessel owning subsidiaries and certain of its non-vessel owning subsidiaries to ISOC. The above presentation includes the entities that were contributed to ISOC.

(2)

In November 2016, pursuant to the Contribution Agreement, the ownership interest in Tankers International L.L.C. ("TI LLC Joint Venture"), a joint venture in which the Parent owned a less than 50% interest, was transferred from The Parent to ISOC.

	For the year ended December 31,
	2017	2016	2015
General and administrative expenses reimbursed to OSG Ship Management (UK) Ltd.	$-	$(1,691)	$(3,293)
Interest income on intercompany loan with OSG Ship Management Manila Inc.	131	74	176
Total included in other income/(expense)	$131	$(1,617)	$(3,117)

Schedule of Amounts Due to and from Related Parties

As of December 31,	2017	2016
Amounts due from related companies:
ISOC	$-	$72,972
OSG Ship Management Manila Inc.	1,271	782
Reliance Shipping B.V. (1)	-	73
Spirit Shipping B.V. (1)	-	114
Shirley Tanker SRL (1)	-	163

Intercompany loans receivable and accrued interest:
OSG Ship Management Manila Inc.	1,855	1,767
Intercompany receivables	$3,126	$75,871

(1)	These companies have been dissolved.

As of December 31,	2017	2016
Amounts due to related companies:
OIN Delaware LLC	$100	$100
OSG-NNA Ship Management Services Inc.	43	55
Intercompany payables	$143	$155